Revenue (Details 1) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Contractual assets, beginning
Contractual liabilities, beginning		(197)
Contractual assets, Transfers in the period from contract assets to trade receivables
Contractual liabilities, Transfers in the period from contract assets to trade receivables
Contractual assets, Amounts included in contract liabilities that was recognised as revenue during the period
Contractual liabilities, Amounts included in contract liabilities that was recognised as revenue during the period		197
Contractual assets, Excess of revenue recognised over cash	47
Contractual liabilities, Excess of revenue recognised over cash
Contractual assets, Cash received in advance of performance and not recognised as revenue during the period
Contractual liabilities, Cash received in advance of performance and not recognised as revenue during the period	(1,468)		(197)
Contractual assets, ending	47
Contractual liabilities, ending	£ (1,468)		£ (197)